Climate change (Details)	Dec. 31, 2025 Number
Two Thousand Thirty Fiive [Member] | Business Plan [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	70
Two Thousand Thirty Fiive [Member] | APS [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	67
Two Thousand Thirty Fiive [Member] | NZE [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	33
2050 [Member] | Business Plan [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	70
2050 [Member] | APS [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	58
2050 [Member] | NZE [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	25